Assets and Liabilities in Currencies Other than the Argentine Peso - Summary of Assets and Liabilities in Currencies Other (Detail)
€ in Millions, ¥ in Millions, SFr in Millions, Bs. in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 BOB (Bs.)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 ARS ($)
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 11,789	$ 9,617	$ 1,335
Non-current trade receivables	15,325	23,508	2,210
Current trade receivables	118,077	72,646	40,649
Other current receivables	36,192	21,867	12,684
Cash and cash equivalents	66,100	46,028	28,738																$ 10,757
Non-current provisions	144,768	83,388	54,734
Longterm borrowings	419,651	270,252	151,727
Other non-current liabilities	703	549	277
Current tax liabilities	1,964	357	191
Non-current payables	2,465	3,373	185
Current provisions	5,460	4,529	2,442
Current Borrowings	107,109	64,826	39,336
Salaries and social security	10,204	6,154	4,132
Other current liabilities	1,310	722	2,383
Current Accounts payable	148,595	84,225	45,911
Total noncurrent assets	1,263,868	785,601	383,420
Total current assets	309,421	208,415	122,298
Total assets	1,573,289	994,016	505,718
Total noncurrent liabilities	710,318	452,690	250,451
Total current liabilities	314,872	178,969	102,734
Current lease liabilities	21,389
Non-current lease liabilities	40,391
Total liabilities	$ 1,025,190	$ 631,659	$ 353,185
US Dollar To Argentine Peso Exchange Rate [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89
Swiss franc to argentine peso exchange rate [member] | Loans [member] | Non-current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			19.13
Amount in currencies other than Argentine peso [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Total noncurrent assets	$ 13,311	$ 18,714	$ 74
Total current assets	126,418	87,085	33,422
Total assets	139,729	105,799	33,496
Total noncurrent liabilities	573,446	318,471	175,956
Total current liabilities	172,938	102,570	56,286
Total liabilities	746,384	421,041	232,242
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	60	375	37	$ 1					$ 10					$ 2
Non-current trade receivables	13,132	18,338	37	220					489					2
Current trade receivables	56,030	34,013	7,049	939					907					380
Other current receivables	16,474	7,163	3,061	276					191					165
Current financial assets	8,370	10,941	12,936	140					292					697
Cash and cash equivalents	43,172	33,750	9,757	723					900					526
Non-current provisions	120,968	73,741	54,253	2,020					1,956					2,909
Longterm borrowings	411,032	244,094	115,628	6,863					6,475					6,200
Other non-current liabilities	699	523	269	12					14					14
Non-current payables	359	113	75	6					3					4
Current provisions	3,555	2,752	1,063	59					73					57
Current Borrowings	73,599	45,475	30,725	1,229					1,206					1,647
Salaries and social security	406	226	112	7					6					6
Other current liabilities	1,310	452	2,331	22					12					125
Current Accounts payable	$ 70,711	$ 40,980	$ 21,429	1,181					$ 1,087					$ 1,149
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.69	37.50	18.55
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Non-current assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.69	37.50	18.55
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.69	37.50	18.55
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.69	37.50	18.55
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Investments in financial assets [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.69	37.50	18.55
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.69	37.50	18.55
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Provisions [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89	37.70	18.65
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Current lease liabilities	$ 21,384			357
Non-current lease liabilities	$ 40,388			$ 674
Amount in currencies other than Argentine peso [member] | US Dollar To Argentine Peso Exchange Rate [member] | Lease liabilities [Member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	59.89
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables		$ 1								$ 11
Current trade receivables	$ 1,378	764	$ 295		$ 17,221					15,285					$ 9,836
Other current receivables	419	313	129		5,241					6,253					4,303
Cash and cash equivalents	135	55	27		1,685					1,097					898
Current tax liabilities	248	88	46		3,102					1,752					1,524
Current Borrowings	239				2,993
Salaries and social security		14	7							274					247
Current Accounts payable	$ 300	$ 110	$ 55		$ 3,744					$ 2,202					$ 1,826
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		0.05
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.08	0.05	0.03
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Trade receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.08	0.05	0.03
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.08	0.05	0.03
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.08
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.08	0.05	0.03
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Tax payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.08	0.05	0.03
Amount in currencies other than Argentine peso [member] | Chilean peso to argentine peso exchange rate [member] | Salaries and social security [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		0.05	0.03
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables	$ 267	$ 86	$ 111				€ 4				€ 2					€ 5
Current Accounts payable	$ 1,053	$ 906	$ 404				€ 16				€ 21					€ 18
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	66.85	42.84	22.28
Amount in currencies other than Argentine peso [member] | Euro To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	67.23	43.16	22.45
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables	$ 83							¥ 151
Current Accounts payable	$ 73	$ 4	$ 3					¥ 133				¥ 13					¥ 19
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.55
Amount in currencies other than Argentine peso [member] | Japanese Yen To Argentine Peso Exchange Rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	0.55	0.34	0.17
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other current receivables			$ 57															SFr 3
Longterm borrowings			5,731															300
Current Borrowings		$ 11,563	54										SFr 302					3
Current Accounts payable			$ 57															SFr 3
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Current Assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			19.04
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Loans [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate		38.31	19.13
Amount in currencies other than Argentine peso [member] | Swiss franc to argentine peso exchange rate [member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate			19.13
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [Member]
Disclosure of effect of changes in foreign exchange rates [line items]
Other non-current receivables	$ 119					Bs. 14
Cash and cash equivalents	90					10
Current Accounts payable	$ 60					Bs. 7
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [Member] | Non-current assets [member] | Other receivables [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	8.58
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [Member] | Current Assets [member] | Cash and cash equivalents [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	8.58
Amount in currencies other than Argentine peso [member] | Bolivian Peso To Argentine Peso Exchange Rate [Member] | Accounts payable [member] | Current Liabilities [member]
Disclosure of effect of changes in foreign exchange rates [line items]
Average foreign exchange rate	8.58